LONG LIVED ASSETS (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Property, plant and equipment disclosures
Accumulated depreciation	$ (607.1)	$ (568.2)
Property, plant, and equipment-net	867.5	689.9
Depreciation expense	63.7	55.8	57.2
Interest capitalized	5.7	0.6	0.2
Asset Retirement Obligations, Noncurrent	3.6	3.3
Expected amortization expense related to intangible assets
Finite-Lived Intangible Assets, Amortization Expense, Next Twelve Months	16.0
Finite-Lived Intangible Assets, Amortization Expense, Year Two	15.0
Finite-Lived Intangible Assets, Amortization Expense, Year Three	12.3
Finite-Lived Intangible Assets, Amortization Expense, Year Four	9.4
Finite-Lived Intangible Assets, Amortization Expense, Year Five	1.8
Finite-Lived Intangible Assets, Amortization Expense, after Year Five	1.7
Land
Property, plant and equipment disclosures
Property, Plant and Equipment, Gross	12.6	6.0
Buildings
Property, plant and equipment disclosures
Property, Plant and Equipment, Gross	550.8	506.0
Machinery, equipment and fixtures
Property, plant and equipment disclosures
Property, Plant and Equipment, Gross	650.3	595.7
Construction in progress
Property, plant and equipment disclosures
Property, Plant and Equipment, Gross	$ 260.9	$ 150.4